Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Personnel Compensation

	2025	2024	2023	1.
	US$	US$	US$	1.
		(Recast)	(Recast)	1.
Short-term employee benefits	2,922,754	2,577,798	2,056,147
Superannuation entitlements	118,762	141,049	105,715
Share-based payments	1,377,421	1,567,629	776,254
	4,418,937	4,286,476	2,938,116

Schedule of Transactions with Other Related Parties

	2025	2024	2023
	US$	US$	US$
		(Recast)	(Recast)
Purchases of various goods and services from entities controlled by key management personnel[1]	-	513,809	835,315

1.Non-Executive Director, Dr. Andreas Kluge (previously a non-executive director, retired from the Board on October 17,
2024), is the principal owner and Geschäftsführer (Managing Director) of ABX-CRO, a clinical research organization
(CRO) that specializes in radiopharmaceutical product development. Following retirement as a Non-Executive
Director, Dr. Kluge has been engaged by Telix on a consultancy basis and will continue to provide the Board of
Directors strategic advice alongside clinical input into key development programs, reflective of his ongoing importance as a founder of the Company.
Schedule of Principal Subsidiaries	The Group’s principal subsidiaries at December 31, 2025 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also the principal place of business.

Name of entity	Country of incorporation	Ownership interest held by the Group (%)
Telix Pharmaceuticals Ltd	Australia	N/A
Telix Pharmaceuticals (Innovations) Pty Ltd[1]	Australia	100
Telix Pharmaceuticals Holdings Pty Limited[1]	Australia	100
Telix Pharmaceuticals International Holdings Pty Ltd[1]	Australia	100
Telix Pharmaceuticals Australia Holdings Pty Ltd[1]	Australia	100
Telix Pharmaceuticals (ANZ) Pty Ltd[1]	Australia	100
Telix Pharmaceuticals (Corporate) Pty Ltd[1]	Australia	100
Telix Pharmaceuticals (Belgium) SRL	Belgium	100
Telix Innovations SA	Belgium	100
Telix Innovations Rph Participacoes Ltda	Brazil	51
Telix Pharmaceuticals (Canada) Inc.	Canada	100
Telix ARTMS Inc.	Canada	100
Telix Pharmaceuticals (France) SAS	France	100
Telix Pharmaceuticals (Germany) GmbH	Germany	100
Rhine Pharma GmbH[2]	Germany	100
Therapeia GmbH & Co. KG	Germany	100
Therapeia Verwaltungs-GmbH	Germany	100
Telix Pharma Japan KK	Japan	100
Telix Pharmaceuticals (NZ) Limited	New Zealand	100
Telix Pharmaceuticals (Singapore) Pte Ltd	Singapore	100
Telix Pharmaceuticals (Switzerland) GmbH	Switzerland	100
Telix Pharmaceuticals (UK) Ltd	United Kingdom	100
Lightpoint Surgical Ltd	United Kingdom	100
Lightpoint Surgical Spain S.L. (Lightpoint Medical Espana SLU)	Spain	100
Telix Pharmaceuticals (US) Inc.	USA	100
Telix Optimal Tracers, LLC	USA	100
Telix IsoTherapeutics Group, Inc.	USA	100
Telix QSAM, Inc.	USA	100
QSAM Therapeutics Inc.	USA	100
RLS (USA), Inc.	USA	100
Las Vegas Radiopharmacy, Inc.	USA	100
Telix Targeting Technologies, Inc.	USA	100
ARTMS US, Inc.	USA	100
1.Denotes an entity that is a party to a deed of cross guarantee, refer to note 39 for further information.
2.The Group plans to spin off this entity and has granted options to certain third parties to acquire an economic interest in the entity once key milestones are achieved.